HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042   HV-6775 – PremierSolutions Cornerstone (Series II)

Supplement dated September 20, 2016 to your Prospectus

1.                                    FUND MERGER

PUTNAM VOYAGER FUND

The merger of the Putnam Voyager Fund (“Merging Fund”) into the Putnam Growth Opportunities Fund (“Acquiring Fund”), previously disclosed to you in a supplement dated June 10, 2016 (“June Supplement”), is scheduled to close on or about October 24, 2016 (the “Closing Date”).  All the disclosures made in the June Supplement are hereby restated and confirmed.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

2.                                    FUND NAME CHANGE

Effective on or about November 16, 2016, the following name changes will be made to your Prospectus:

Current Name	New Name

BlackRock LifePath® 2020 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2020 Fund – Investor A Shares
BlackRock LifePath® 2025 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2025 Fund – Investor A Shares
BlackRock LifePath® 2030 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2030 Fund – Investor A Shares
BlackRock LifePath® 2035 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2035 Fund – Investor A Shares
BlackRock LifePath® 2040 Fund – Investor A hares	BlackRock LifePath® Dynamic 2040 Fund – Investor A Shares
BlackRock LifePath® 2045 Fund – Investor A hares	BlackRock LifePath® Dynamic 2045 Fund – Investor A Shares
BlackRock LifePath® 2050 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2050 Fund – Investor A Shares
BlackRock LifePath® 2055 Fund – Investor A Shares	BlackRock LifePath® Dynamic 2055 Fund – Investor A Shares
BlackRock LifePath® Retirement Fund – Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund – Investor A Shares

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.